Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,343,800.00
Previously Paid Amount	0.00
Total Fee Amount	185.58
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 185.58
Narrative - Max Aggregate Offering Price	$ 1,343,800.00
Final Prospectus	true